Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) branch	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of retail branches | branch	3
Remaining lease term except the land lease	6 years
Remaining lease term of land lease	86 years
Operating lease, right-of-use asset	$ 2,544
Operating lease, liability	2,544
Future minimum lease payments	27,631
Imputed interest	$ 25,100
Weighted average remaining lease term (in years)	50 years 11 months 26 days
Weighted average discount rate	7.28%
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease, right-of-use asset		$ 2,800
Operating lease, liability		$ 2,800